Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 2)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Capital Shares Reserved for Future Issuance	81,546,859	78,774,293
Aldagen Inc [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance	66,823,440	66,823,440
Aldagen Inc [Member] | Warrants To Purchase Redeemable Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance	2,191,614	3,222,942
Aldagen Inc [Member] | Shares Available For Grant [Member]
Common Stock, Capital Shares Reserved for Future Issuance	5,192,212	1,022,568
Aldagen Inc [Member] | Stock Options Outstanding [Member]
Common Stock, Capital Shares Reserved for Future Issuance	7,339,593	7,705,343